Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Balance	$ 1,306,923
Balance	1,278,483	$ 1,306,923
Cost
Property, Plant and Equipment [Line Items]
Balance	1,505,013	1,590,332
Additions	0	0
Disposals (including vessels held for sale)		(85,319)
Balance	1,505,013	1,505,013
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(198,090)	(148,697)
Additions	(28,440)	(57,617)
Disposals (including vessels held for sale)		8,224
Balance	(226,530)	(198,090)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,306,923	1,441,635
Additions	(28,440)	(57,617)
Disposals (including vessels held for sale)		(77,095)
Balance	$ 1,278,483	$ 1,306,923